Related party - Narrative (Q3) (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 22, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues		$ 3,675	$ 3,446	$ 8,976	$ 8,855	$ 11,704	$ 11,677	$ 10,726
Cost of products and services sold		2,589	2,404	6,702	6,562	8,634	8,908	8,254
Related-party notes receivable		0		0		532	149
Interest expense		94	137	369	406	547	564	252
Interest income		5	7	41	22	35	15	4
Interest expense, debt		79	11	144	32	43	49	63
Related Party
Related Party Transaction [Line Items]
Revenues			12	33	58	75	65	95
Cost of products and services sold			6	16	21	28	27	21
Trade receivables						21	17
Non-trade receivables						37	19
Trade payables						8	11
Non-trade payables						3	4
Related-party notes receivable						532	149
Interest expense			1	1	1	1	9	2
Interest income			4	12	9	15	4	2
Long-term debt	$ 7,645					7,647	7,790
Interest expense, debt			115	$ 183	342	454	460	152
Interest payable						78	81
Spin-off adjustments		2,027
Related Party | Minimum
Related Party Transaction [Line Items]
Transition services agreement, term				1 year
Tax matters agreement, term				2 years
Related Party | Maximum
Related Party Transaction [Line Items]
Transition services agreement, term				2 years
Tax matters agreement, term				5 years
Related Party | Products And Services Purchased From Parent
Related Party Transaction [Line Items]
Cost of products and services sold			54	$ 69	167	206	274	324
Related Party | Related Party Notes Settled Through Dividend
Related Party Transaction [Line Items]
Related party, amounts of transaction	5,646
Related Party | Related Party Notes Settled As Equity Contribution
Related Party Transaction [Line Items]
Related party, amounts of transaction	$ 1,999
Equity Method Investee
Related Party Transaction [Line Items]
Revenues		$ 5	$ 6	$ 11	$ 12	$ 15	$ 15	$ 14